Bonds Payable	12 Months Ended
Dec. 31, 2025
Disclosure Of Bonds Payable [Abstract]
Bonds Payable
25.
BONDS PAYABLE

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Unsecured domestic bonds	$30,500	$25,200
Less: Discounts on bonds payable	(12)	(12)
	$30,488	$25,188
Less: Current portion	(8,799)	(1,900)
	$21,689	$23,288

The major terms of unsecured domestic bonds issued by Chunghwa were as follows:

Issuance	Tranche	Issuance Period	Total Amount	Coupon Rate	Repayment and Interest Payment
			NT$
			(In Millions)
2020-1	A	July 2020 to July 2025	$8,800	0.50%	One-time repayment upon maturity; interest payable annually
	B	July 2020 to July 2027	7,500	0.54%	The same as above
	C	July 2020 to July 2030	3,700	0.59%	The same as above
2021-1	A	April 2021 to April 2026	1,900	0.42%	The same as above
	B	April 2021 to April 2028	4,100	0.46%	The same as above
	C	April 2021 to April 2031	1,000	0.50%	The same as above
2022-1 (Sustainable Bond)	—	March 2022 to March 2027	3,500	0.69%	The same as above
2025-1 (Sustainable Bond)	—	August 2025 to August 2030	3,500	1.73%	The same as above